Nature of Business and Basis of Presentation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amounts loaned under note receivable	$ 7,500
Net loss	49,234	$ 68,166
Accumulated deficit	331,619	$ 282,385
Merger Agreement | Loan Agreement | Inmagene
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amounts loaned under note receivable	7,500
Maximum | Merger Agreement | Loan Agreement | Inmagene
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan amount	$ 22,500